OPERATING LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 4,160	$ 5,899	$ 4,338
Variable lease cost	1,479	1,621	4,000
Total operating lease cost	$ 5,639	$ 7,520	$ 8,338